Accumulated Other Comprehensive Income	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Accumulated Other Comprehensive Income

12. Accumulated Other Comprehensive Income

	Changes in Accumulated Other Comprehensive Income
	For the Period Ending June 30, 2024
	Unrealized gains and losses on available-for-sale debt securities	Foreign Currency Translation Adjustments	Total

Beginning Balance	€214,984	€16,158	€231,142
Adjustment for net gain on marketable securities	(190,228)		(190,228)
Change in fair value of marketable securities	125,940		125,940
Cumulative translation adjustment	-	(16,081)	(16,081)
Total	€150,696	€77	€150,773

Accumulated Other Comprehensive Income relates to marketable securities fair value measurement reserve and cumulative translation adjustment reserve as reported in the above table.

The net realized gain in the six months ended June 30, 2024 from the Company’s investing activity was approximately €0.2 million. The unrealized net gain on marketable securities not matured at June 30, 2024, was approximately €0.1 million. Translation adjustments on investment transactions expressed in U.S. dollars were not material.

The cumulative translation adjustments reserve was not material, and it mainly included the effect of the translation of U.S. dollars held by the U.S. Subsidiary into Euros as the consolidated financial statements currency.